Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Assets on Recurring Basis Segregated by Level of Valuation Inputs

The following tables summarize assets measured at fair value on a recurring basis as of the indicated dates, segregated by the level of valuation inputs within the hierarchy utilized to measure fair value:

	June 30, 2020
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$-	$21,562	$-	$21,562
State and political subdivisions	-	13,141	-	13,141
Corporate	-	8,542	-	8,542
Asset backed securities	-	12,801	-	12,801
Residential mortgage-backed - US agency	-	15,124	-	15,124
Collateralized mortgage obligations - US agency	-	24,881	-	24,881
Collateralized mortgage obligations - Private label	-	17,180	-	17,180
Total		113,231		113,231
Corporate measured at NAV	-	-	-	2,694
Total available-for-sale securities	$-	$113,231	$-	$115,925

Marketable equity securities	$1,564	$-	$-	$1,564

Interest rate swap derivative fair value hedge	$-	$(149)	$-	$(149)

Interest rate swap derivative cash flow hedges	$-	$(1,528)	$-	$(1,528)

	December 31, 2019
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
State and political subdivisions	-	1,736	-	1,736
Corporate	-	7,631	-	7,631
Asset backed securities	-	13,232	-	13,232
Residential mortgage-backed - US agency	-	18,980	-	18,980
Collateralized mortgage obligations - US agency	-	30,785	-	30,785
Collateralized mortgage obligations - Private label	-	16,821	-	16,821
Total	-	106,005	-	106,005
Corporate measured at NAV	-	-	-	4,923
Total available-for-sale securities	$-	$106,005	$-	$110,928

Marketable equity securities	$-	$534	$-	$534

Interest rate swap derivative fair value hedge	$-	$(92)	$-	$(92)

The following tables summarize assets measured at fair value on a recurring basis as of December 31, segregated by the level of valuation inputs within the hierarchy utilized to measure fair value:

	December 31, 2019
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$-	$16,820	$-	$16,820
State and political subdivisions	-	1,736	-	1,736
Corporate	-	7,631	-	7,631
Asset backed securities	-	13,232	-	13,232
Residential mortgage-backed - US agency	-	18,980	-	18,980
Collateralized mortgage obligations - US agency	-	30,785	-	30,785
Collateralized mortgage obligations - Private label	-	16,821	-	16,821
Total	-	106,005	-	106,005
Corporate measured at NAV	-	-	-	4,923
Total available-for-sale securities	$-	$106,005	$-	$110,928

Marketable equity securities	$-	$534	$-	$534

Interest rate swap derivative	$-	$(92)	$-	$(92)

	December 31, 2018
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$-	$17,031	$-	$17,031
State and political subdivisions	-	23,065	-	23,065
Corporate	-	12,141	-	12,141
Asset backed securities	-	18,119	-	18,119
Residential mortgage-backed - US agency	-	31,666	-	31,666
Collateralized mortgage obligations - US agency	-	46,441	-	46,441
Collateralized mortgage obligations - Private label	-	23,936	-	23,936
Total	-	172,399	-	172,399
Corporate measured at NAV	-	-	-	5,059
Total available-for-sale securities	$-	$172,399	$-	$177,458

Marketable equity securities	$-	$453	$-	$453

Summary of Fair Value Assets Measured on Nonrecurring Basis

Pathfinder Bank had the following assets measured at fair value on a nonrecurring basis as of June 30, 2020 and December 31, 2019:

		June 30, 2020
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Impaired loans	$-	$-	$589	$589
Foreclosed real estate	$-	$-	$26	$26

		December 31, 2019
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Impaired loans	$-	$-	$3,105	$3,105

The following tables summarize assets measured at fair value on a nonrecurring basis as of December 31, segregated by the level of valuation inputs within the hierarchy utilized to measure fair value:

	December 31, 2019
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Impaired loans	$-	$-	$3,105	$3,105
Foreclosed real estate	$-	$-	$-	$-

	December 31, 2018
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Impaired loans	$-	$-	$1,098	$1,098
Foreclosed real estate	$-	$-	$1,173	$1,173

Fair Value Inputs, Quantitative Information

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were used to determine fair value at the indicated dates.

Quantitative Information about Level 3 Fair Value Measurements
	Valuation	Unobservable	Range
	Techniques	Input	(Weighted Avg.)
At June 30, 2020
Impaired loans	Appraisal of collateral	Appraisal Adjustments	5% - 25% (10%)
	(Sales Approach)	Costs to Sell	7% - 13% (11%)
Discounted Cash Flow

Foreclosed real estate	Appraisal of collateral	Appraisal Adjustments	15% - 15% (15%)
	(Sales Approach)	Costs to Sell	6% - 9% (8%)

Quantitative Information about Level 3 Fair Value Measurements
	Valuation	Unobservable	Range
	Techniques	Input	(Weighted Avg.)
At December 31, 2019
Impaired loans	Appraisal of collateral	Appraisal Adjustments	5% - 20% (9%)
	(Sales Approach)	Costs to Sell	7% - 13% (11%)
Discounted Cash Flow

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were used to determine fair value.

Quantitative Information about Level 3 Fair Value Measurements
	Valuation	Unobservable	Range
	Techniques	Input	(Weighted Avg.)
At December 31, 2019
Impaired loans	Appraisal of collateral	Appraisal Adjustments	5% - 20% (9%)
	(Sales Approach)	Costs to Sell	7% - 13% (11%)
Discounted Cash Flow

Foreclosed real estate	Appraisal of collateral	Appraisal Adjustments	15% - 15% (15%)
	(Sales Approach)	Costs to Sell	6% - 9% (8%)

Quantitative Information about Level 3 Fair Value Measurements
	Valuation	Unobservable	Range
	Techniques	Input	(Weighted Avg.)
At December 31, 2018
Impaired loans	Appraisal of collateral	Appraisal Adjustments	5% - 15% (6%)
	(Sales Approach)	Costs to Sell	5% - 13% (11%)
Discounted Cash Flow

Foreclosed real estate	Appraisal of collateral	Appraisal Adjustments	15% - 15% (15%)
	(Sales Approach)	Costs to Sell	6% - 8% (7%)

Carrying Amounts and Fair Value of Financial Instruments

The carrying amounts and fair values of the Company’s financial instruments as of the indicated dates are presented in the following table:

		June 30, 2020		December 31, 2019
	Fair Value	Carrying	Estimated	Carrying	Estimated
(In thousands)	Hierarchy	Amounts	Fair Values	Amounts	Fair Values
Financial assets:
Cash and cash equivalents	1	$45,123	$45,123	$20,160	$20,160
Investment securities - available-for-sale	2	113,231	113,231	106,005	106,005
Investment securities - available-for-sale	NAV	2,694	2,694	4,923	4,923
Investment securities - marketable equity	1	1,564	1,564	-	-
Investment securities - marketable equity	2	-	-	534	534
Investment securities - held-to-maturity	2	141,298	143,140	122,988	124,148
Federal Home Loan Bank stock	2	4,091	4,091	4,834	4,834
Net loans	3	795,456	798,815	772,782	767,654
Accrued interest receivable	1	4,973	4,973	3,712	3,712

Financial liabilities:
Demand Deposits, Savings, NOW and MMDA	1	$560,273	$560,273	$460,293	$460,293
Time Deposits	2	410,320	413,167	421,600	422,409
Borrowings	2	75,397	78,088	93,125	93,643
Subordinated loans	2	15,145	14,379	15,128	14,921
Accrued interest payable	1	276	276	396	396
Interest rate swap derivative fair value hedge	2	149	149	92	92
Interest rate swap derivative cash flow hedges	2	1,528	1,528	-	-

The carrying amounts and fair values of the Company’s financial instruments as of December 31 are presented in the following table:

		December 31, 2019		December 31, 2018
	Fair Value	Carrying	Estimated	Carrying	Estimated
(In thousands)	Hierarchy	Amounts	Fair Values	Amounts	Fair Values
Financial assets:
Cash and cash equivalents	1	$20,160	$20,160	$26,316	$26,316
Investment securities - available-for-sale	2	106,005	106,005	172,399	172,399
Investment securities - available-for-sale	NAV	4,923	4,923	5,059	5,059
Investment securities - marketable equity	2	534	534	453	453
Investment securities - held-to-maturity	2	122,988	124,148	53,908	53,769
Federal Home Loan Bank stock	2	4,834	4,834	5,937	5,937
Net loans	3	772,782	767,654	612,964	601,789
Accrued interest receivable	1	3,712	3,712	3,068	3,068

Financial liabilities:
Demand Deposits, Savings, NOW and MMDA	1	$460,293	$460,293	$450,267	$450,267
Time Deposits	2	421,600	422,409	276,793	275,727
Borrowings	2	93,125	93,643	118,534	118,379
Subordinated loans	2	15,128	14,921	15,094	14,485
Accrued interest payable	2	396	396	304	304
Interest rate swap derivative	2	92	92	-	-